Income Taxes - Income Tax Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income tax expense (benefit) at the U.S. federal tax rate of 35%	$ 8	$ 169	$ 133
Foreign income tax differential	22	(38)	(26)
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Amount	2	(1)	3
U.S. permanent book/tax differences	0	1	1
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Meals and Entertainment, Amount	2	2	1
Income Tax Reconciliation, Cash Surrender Value	0	0	(1)
Effective Income Tax Rate Reconciliation, Executive Compensation	4	1	1
Employee Benefits and Share-based Compensation	3	(3)	3
Effective Income Tax Rate Reconciliation, Branch Status Change	(9)	0	0
Goodwill impairment	30	0	0
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Research and Development, Amount	(6)	(4)	(4)
Effective Income Tax Rate Reconciliation, Deduction, Amount	0	(9)	(7)
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount	16	0	0
US Tax Reform, Provisional Tax Expense	37	130	0
Change in liability for unrecognized tax benefits	(23)	(2)	(12)
Effective Income Tax Rate Reconciliation, Other Reconciling Items, Amount	(11)	0	0
Other, net	(2)	(4)	0
Total income tax expense (benefit)	$ 73	$ 242	$ 92